Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill.
Goodwill

12.Goodwill

Changes in the carrying amount of goodwill by the reporting units as of December 31, 2023 and 2024 were as follows:

	Meituan	Eleme			Ride-hailing
	on-demand	on-demand	B&B	Housekeeping	solution
	delivery	delivery	solution	solution	services	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2022	11,194	9,819	4,613	36,245	3,610	65,481
Acquisitions	—	—	—	—	—	—
Balance as of December 31, 2023	11,194	9,819	4,613	36,245	3,610	65,481
Acquisitions	—	—	—	—	—	—
Balance as of December 31, 2024	11,194	9,819	4,613	36,245	3,610	65,481
Balance as of December 31, 2024, in US$	1,534	1,345	632	4,965	495	8,971

In December 2023 and 2024, the Company completed its annual goodwill impairment analysis, and no impairment charges were recorded.